Share Capital (Details) $ / shares in Units, $ in Thousands			9 Months Ended
		Jun. 30, 2023 $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2024 ₪ / shares shares	Dec. 31, 2023 $ / shares shares
Share Capital [Line Items]
Converted shares			130,000,000	130,000,000
Ordinary shares, par value | (per share)		$ 1.95	$ 0.000216 [1]	₪ 0.000216	$ 0.000216	[1]
Stock split			1:46.25783
Ordinary Shares, authorized	[1]		165,000,000	165,000,000	130,000,000
Par value (in Dollars per share) | $ / shares		$ 23,000,000
Issuance of ordinary shares, net issuance costs		11,794,873
Aggregate net proceeds (in Dollars) | $			$ 22,496

[1]	Represents less than $1.